Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets [Abstract]
Goodwill and Intangible Assets

6. Goodwill and Intangible Assets

Goodwill

The changes in goodwill are as follows:

		Occupant
	Chassis	Safety		Automotive
	Systems	Systems	Electronics	Components
	Segment	Segment	Segment	Segment	Total

	(Dollars in millions)
Balance as of December 31, 2010	$800	$538	$423	$-	$1,761
Effects of foreign currency translation	-	(3)	-	-	(3)
Divestitures	(5)	-	-	-	(5)
Balance as of December 31, 2011	$795	$535	$423	$-	$1,753
Effects of foreign currency translation	1	2	-	-	3
Balance as of December 31, 2012	$796	$537	$423	$-	$1,756

Annual Assessment. The Company performed its annual assessment of goodwill for its Chassis Systems, Occupant Safety Systems and Electronics segments as of October 31, 2012, 2011 and 2010. In 2012 and 2011, the Company performed a qualitative assessment of goodwill, and concluded that it is more likely than not that each reporting unit's fair value exceeded its carrying value, thus further impairment testing was not necessary. In 2010, the Company performed a quantitative impairment analysis of goodwill, which indicated that the estimated fair value of each reporting unit substantially exceeded its corresponding carrying amount, and as such, no reporting unit was at risk of impairment.

Intangible assets

The following table reflects intangible assets and related accumulated amortization:

	As of December 31,
	2012			2011
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount

	(Dollars in millions)
Definite-lived intangible assets:
Customer relationships	$67	$(58)	$9	$67	$(47)	$20
Developed technology and other intangible assets	106	(86)	20	99	(85)	14
Total	173	$(144)	29	166	$(132)	34

Indefinite-lived intangible assets:
Trademarks	264		264	264		264
Total	$437		$293	$430		$298

The Company reviews its definite-lived intangible assets for impairment when events and circumstances indicate that the assets may be impaired and the undiscounted cash flows to be generated by those assets are less than their carrying value. If the undiscounted cash flows are less than the carrying value of the assets, the assets are written down to their fair value.

The Company performed its annual impairment analysis for its indefinite-lived trademarks as of October 31, 2012, 2011 and 2010 using a quantitative assessment, and concluded that no impairment existed as of the testing dates.

The weighted average amortization periods for intangible assets subject to amortization are as follows:
Weighted Average
Amortization Period
Customer relationships	5 years
Developed technology and other intangible assets	8 years

The Company expects that ongoing amortization expense will approximate the following:

(Dollars in millions)
Fiscal year 2013	$11
Fiscal year 2014	2
2015 and beyond	16

The expected amortization expense for 2015 and beyond primarily relates to land use rights